Fair Value (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Securities available for sale	$ 11,773	$ 14,058
Loans held for sale	1,124	2,812
Yield maintenance provisions (embedded derivatives)	56	122
Financial liabilities
Advances by borrowers for taxes and insurance	(489)	(408)
Carrying Value [Member]
Financial assets
Cash and cash equivalents	45,498	57,941
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	11,773	14,058
Loans held for sale	1,124	2,812
Loans and leases, net	406,406	346,125
FHLB and FRB stock	3,227	1,942
Accrued interest receivable	1,326	1,054
Yield maintenance provisions (embedded derivatives)	56	122
Interest rate lock commitments	11	9
Financial liabilities
Deposits	(419,028)	(375,364)
FHLB advances and other borrowings	(13,500)	(13,500)
Advances by borrowers for taxes and insurance	(489)	(408)
Subordinated debentures	(5,155)	(5,155)
Accrued interest payable	(79)	(78)
Interest-rate swaps	(56)	(122)
Fair Value [Member]
Financial assets
Cash and cash equivalents	45,498	57,941
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	11,773	14,058
Loans held for sale	1,124	2,812
Loans and leases, net	402,719	343,523
Accrued interest receivable	1,326	1,054
Yield maintenance provisions (embedded derivatives)	56	122
Interest rate lock commitments	11	9
Financial liabilities
Deposits	(418,456)	(374,125)
FHLB advances and other borrowings	(13,466)	(13,597)
Advances by borrowers for taxes and insurance	(489)	(408)
Subordinated debentures	(4,094)	(3,411)
Accrued interest payable	(79)	(78)
Interest-rate swaps	(56)	(122)
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	45,498	57,941
Interest-bearing deposits in other financial institutions	100	100
Accrued interest receivable	27	13
Financial liabilities
Deposits	(236,797)	(202,158)
Accrued interest payable	(6)	(2)
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Securities available for sale	11,773	14,058
Loans held for sale	1,124	2,812
Accrued interest receivable	38	40
Yield maintenance provisions (embedded derivatives)	56	122
Interest rate lock commitments	11	9
Financial liabilities
Deposits	(181,659)	(171,967)
FHLB advances and other borrowings	(13,466)	(13,597)
Subordinated debentures	(4,094)	(3,411)
Accrued interest payable	(73)	(76)
Interest-rate swaps	(56)	(122)
Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Loans and leases, net	402,719	343,523
Accrued interest receivable	1,261	1,001
Financial liabilities
Advances by borrowers for taxes and insurance	$ (489)	$ (408)